Annual Total Returns - Fidelity® Export and Multinational Fund [BarChart] - 08.31 Fidelity Export and Multinational Fund Retail PRO-08 - Fidelity® Export and Multinational Fund - Fidelity Export and Multinational Fund-Retail Class
Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	11.90%
Annual Return 2011	(3.67%)
Annual Return 2012	16.04%
Annual Return 2013	26.08%
Annual Return 2014	9.56%
Annual Return 2015	0.82%
Annual Return 2016	9.97%
Annual Return 2017	20.92%
Annual Return 2018	(7.27%)
Annual Return 2019	27.97%